Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Oct. 29, 2017
Buildings | Minimum
Property, Plant and Equipment
Estimated useful life	20 years
Buildings | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful life	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful life	10 years